CREDIT FACILITY WITH A BANK AND CONVERTIBLE NOTES (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands						1 Months Ended						12 Months Ended
	Feb. 20, 2020 USD ($)	Feb. 09, 2020 USD ($) ₪ / shares shares	Feb. 09, 2020 USD ($) $ / shares shares	Mar. 12, 2019 USD ($) ₪ / shares shares	Mar. 12, 2019 USD ($) $ / shares shares	Jul. 31, 2020 USD ($)	Jun. 30, 2018 USD ($)	Jan. 30, 2018	Mar. 31, 2017 USD ($)	Mar. 31, 2013 ILS (₪) ₪ / shares	Mar. 31, 2013 USD ($) $ / shares	Dec. 31, 2019 USD ($) ₪ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jul. 31, 2019 USD ($)	Feb. 21, 2019 USD ($)	Feb. 28, 2018 ILS (₪)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 ILS (₪)	Feb. 28, 2017 USD ($)
Debt Instruments [Line Items]
Long term line of credit									$ 10,000,000
Long-term loan									6,000,000
Credit facility against trade accounts receivable									$ 4,000,000
Percentage of line of credit facility average outstanding								40.00%
Number of warrants exercisable | shares												798,088	798,088
Warrant exercise price | (per share)												₪ 1.36	$ 0.39
Fair value adjustment of warrant													$ 137,000
Short term line of credit												₪ 5,000,000	5,000,000
Short Term Borrowing												1,600,000	1,600,000
Short-term loan against trade accounts receivable												₪ 3,400,000	$ 3,400,000
Issue of par value of convertible notes | ₪										₪ 72,256
Proceeds of convertible debt											$ 19,500,000
Percentage of long term debt and capital lease obligations including current maturities											8.65%
Debt instrument interest rate effective, percentage											27.70%
Debt conversion into ordinary share | (per share)										₪ 1.92	$ 1.00904
Amount of convertible debt																₪ 38,128	$ 10,940,000	₪ 38,128	$ 10,421,000
Repayment of convertible debt							$ 500,000
Three shareholders
Debt Instruments [Line Items]
Amount of convertible debt																₪ 6,000	$ 1,700
2019 Agreement
Debt Instruments [Line Items]
Number of warrants exercisable | shares				399,044	399,044
Warrant exercise price | (per share)				₪ 1.30	$ 0.38
Fair value adjustment of warrant					$ 62,000
Maximum | 2019 Agreement
Debt Instruments [Line Items]
Credit facility against trade accounts receivable				₪ 5,000,000	5,000,000									$ 5,000,000
Increased credit facility with bank				11,000,000	11,000,000									15,000,000
Long term or short term debt				6,000,000	6,000,000									10,000,000
Maximum | 2020 Agreement
Debt Instruments [Line Items]
Increased credit facility with bank						$ 13,000,000
Minimum | 2019 Agreement
Debt Instruments [Line Items]
Increased credit facility with bank				₪ 10,000,000	$ 10,000,000									$ 11,000,000
Subsequent Events
Debt Instruments [Line Items]
Term of loan	3 months
Short term line of credit															$ 5,000,000
Short Term Borrowing	$ 1,200,000
Short-term loan against trade accounts receivable	$ 3,800,000
Percentage of line of credit facility outstanding commitment	30.00%
Line of credit facility amount outstanding	$ 1,500,000
Subsequent Events | 2020 Agreement
Debt Instruments [Line Items]
Number of warrants exercisable | shares		359,140	359,140
Warrant exercise price | (per share)		₪ 1.044	$ 0.30
Long term or short term debt						3,000,000
Subsequent Events | Maximum | 2020 Agreement
Debt Instruments [Line Items]
Credit facility against trade accounts receivable		₪ 7,000,000	$ 7,000,000			20,000,000
Percentage of line of credit facility average outstanding		40.00%	40.00%
Increased credit facility with bank		₪ 17,000,000	$ 17,000,000
Long term or short term debt		10,000,000	10,000,000
Short term line of credit		₪ 10,000,000	$ 10,000,000
Subsequent Events | Minimum | 2020 Agreement
Debt Instruments [Line Items]
Credit facility against trade accounts receivable						17,000,000
Percentage of line of credit facility average outstanding		30.00%	30.00%
Increased credit facility with bank		₪ 15,000,000	$ 15,000,000			$ 10,000,000
Short term line of credit		₪ 10,000,000	$ 10,000,000
Long-term loan
Debt Instruments [Line Items]
Term of loan									3 years
Long-term loan | LIBOR
Debt Instruments [Line Items]
Interest rate basis									quarterly dollar LIBOR
Adjustment to interest rate basis									5.50%
Long-term loan | LIBOR | Subsequent Events | 2020 Agreement
Debt Instruments [Line Items]
Interest rate basis						quarterly dollar LIBOR
Adjustment to interest rate basis						7.00%
Credit facility | LIBOR
Debt Instruments [Line Items]
Interest rate basis									monthly dollar LIBOR
Adjustment to interest rate basis									4.25%